Document and Entity Information	6 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	China Advanced Construction Materials Group, Inc./Cayman
Entity Central Index Key	0001747661
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Type	6-K
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2019
Entity File Number	001-34515